Crypto assets held (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023 [1]
Crypto Assets [Abstract]
Crypto assets held, current	¥ 44,680,000,000	¥ 44,207,000,000	[1]	¥ 18,969,000,000
Crypto assets held, non-current	43,000,000	0	[1]	¥ 43,000,000
Crypto assets held, impairment	¥ 0	¥ 0

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”